Information on how numbers were calculated (Details 10) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Information On How Numbers Were Calculated Details 6Abstract
Depreciation expense of right-of-use-assets	€ 265,957	€ 0
Interest expense on lease liabilities	12,765	0
Rental expense from leases	70,451	213,200
Short-term leases (included in administrative expenses)	65,348	0
Lease of low value assets (included in administrative expenses)	5,103	0
Total amounts recognized in profit or loss	€ 349,173	€ 213,200